Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Cash flows from (used in) operating activities
Net income	$ 1,582	$ 3,733
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 6)	690	72
Depreciation	289	275
Amortization of other intangibles	142	160
Net securities loss/(gain) (Note 5)	1	(10)
Deferred taxes	(110)	140
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	28	(53)
Securities sold under repurchase agreements	12,509	1,335
Securities purchased under reverse repurchase agreements	(10,198)	1,466
Securities sold short	1,206	5,046
Trading loans, securities, and other	(10,351)	(5,158)
Loans net of securitization and sales	(6,263)	(21,034)
Deposits	(8,255)	32,071
Derivatives	5,564	(5,322)
Non-trading financial assets at fair value through profit or loss	839	(535)
Financial assets and liabilities designated at fair value through profit or loss	22,887	20,964
Securitization liabilities	(931)	(155)
Current taxes	1,662	(2,083)
Brokers, dealers and clients amounts receivable and payable	(8,920)	5,480
Other, including unrealized foreign currency translation loss/(gain)	2,972	(7,414)
Net cash from (used in) operating activities	5,058	28,747
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	53	38
Common shares issued, net	24	69
Repurchase of common shares (Note 13)		(764)
Redemption of preferred shares and other equity instruments		(1,000)
Sale of treasury shares and other equity instruments	1,946	2,941
Purchase of treasury shares and other equity instruments (Note 13)	(1,957)	(2,965)
Dividends paid on shares and distributions paid on other equity instruments	(1,124)	(2,947)
Repayment of lease liabilities	(156)	(166)
Net cash from (used in) financing activities	(1,214)	(4,794)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(7,024)	(2,951)
Activities in financial assets at fair value through other comprehensive income
Purchases	(7,585)	(5,821)
Proceeds from maturities	5,473	6,714
Proceeds from sales	595	3,166
Activities in debt securities at amortized cost
Purchases	(10,407)	(41,702)
Proceeds from maturities	14,041	17,932
Proceeds from sales	9	6
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(403)	(333)
Net cash from (used in) investing activities	(5,301)	(22,989)
Effect of exchange rate changes on cash and due from banks	(111)	106
Net increase (decrease) in cash and due from banks	(1,568)	1,070
Cash and due from banks at beginning of period	8,556	5,931
Cash and due from banks at end of period	6,988	7,001
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	490	2,614
Amount of interest paid during the period	9,613	1,272
Amount of interest received during the period	16,862	7,090
Amount of dividends received during the period	529	489
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab (Note 7)	$ (285)	$ (231)